Schedule of investments
Delaware Covered Call Strategy Fund
December 31, 2022 (Unaudited)
	Number of shares	Value (US $)
Common Stocks — 100.28%♦
Communication Services — 6.41%
Alphabet Class A ~, †	56,000	$ 4,940,880
Verizon Communications ~	33,100	1,304,140
		6,245,020
Consumer Discretionary — 14.26%
Amazon.com ~, †	20,000	1,680,000
Booking Holdings ~, †	2,100	4,232,088
Home Depot ~	14,900	4,706,314
Tesla ~, †	9,900	1,219,482
TJX ~	25,900	2,061,640
		13,899,524
Consumer Staples — 5.86%
Costco Wholesale ~	7,000	3,195,500
Philip Morris International ~	24,900	2,520,129
		5,715,629
Energy — 9.05%
Chevron ~	25,100	4,505,199
Exxon Mobil ~	39,100	4,312,730
		8,817,929
Financials — 8.89%
Bank of America ~	95,200	3,153,024
BlackRock ~	3,300	2,338,479
JPMorgan Chase & Co. ~	23,700	3,178,170
		8,669,673
Healthcare — 9.92%
Bristol-Myers Squibb ~	26,300	1,892,285
Medtronic ~	39,400	3,062,168
UnitedHealth Group ~	8,900	4,718,602
		9,673,055
Industrials — 13.31%
Honeywell International ~	11,900	2,550,170
Lockheed Martin ~	6,300	3,064,887
Raytheon Technologies ~	24,900	2,512,908
Southwest Airlines ~, †	62,100	2,090,907
Union Pacific ~	13,300	2,754,031
		12,972,903
Information Technology — 28.44%
Apple ~	58,200	7,561,926
Broadcom ~	8,500	4,752,605
Mastercard Class A ~	11,800	4,103,214
Microsoft ~	30,400	7,290,528
Texas Instruments ~	24,300	4,014,846
		27,723,119
	Number of shares	Value (US $)
Common Stocks♦ (continued)
Utilities — 4.14%
NextEra Energy ~	48,300	$ 4,037,880
		4,037,880
Total Common Stocks (cost $72,155,135)		97,754,732

Short-Term Investments — 2.33%
Money Market Mutual Funds — 2.33%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 4.03%)	567,190	567,190
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 4.06%)	567,192	567,192
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 4.23%)	567,192	567,192
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 4.11%)	567,192	567,192
Total Short-Term Investments (cost $2,268,766)		2,268,766
Total Value of Securities Before Options Written—102.61% (cost $74,423,901)		100,023,498
	Number of contracts
Options Written — (2.36%)
Equity Call Options — (2.36%)
Alphabet, strike price $100, expiration date 2/17/23, notional amount $(5,600,000)	(560)	(70,840)
Amazon.com, strike price $102.5, expiration date 1/20/23, notional amount $(2,050,000)	(200)	(2,600)
Apple, strike price $145, expiration date 2/17/23, notional amount $(8,439,000)	(582)	(112,617)
NQ-QCV [12/22] 2/23 (2742146)    1

Schedule of investments
Delaware Covered Call Strategy Fund   (Unaudited)
	Number of contracts	Value (US $)
Options Written (continued)
Equity Call Options (continued)
Bank of America, strike price $36, expiration date 2/17/23, notional amount $(3,427,200)	(952)	$ (45,696)
BlackRock, strike price $770, expiration date 1/20/23, notional amount $(2,541,000)	(33)	(11,880)
Booking Holdings, strike price $2,020, expiration date 2/17/23, notional amount $(4,242,000)	(21)	(240,660)
Bristol-Myers Squibb, strike price $80, expiration date 1/20/23, notional amount $(2,104,000)	(263)	(921)
Broadcom, strike price $590, expiration date 2/17/23, notional amount $(5,015,000)	(85)	(119,850)
Chevron, strike price $175, expiration date 1/20/23, notional amount $(4,392,500)	(251)	(195,152)
Costco Wholesale, strike price $495, expiration date 2/17/23, notional amount $(3,465,000)	(70)	(31,500)
Exxon Mobil, strike price $110, expiration date 3/17/23, notional amount $(4,301,000)	(391)	(255,127)
Home Depot, strike price $330, expiration date 2/17/23, notional amount $(4,917,000)	(149)	(116,592)
Honeywell International, strike price $210, expiration date 3/17/23, notional amount $(2,499,000)	(119)	(153,510)
JPMorgan Chase & Co., strike price $135, expiration date 1/20/23, notional amount $(3,199,500)	(237)	(72,167)
	Number of contracts	Value (US $)
Options Written (continued)
Equity Call Options (continued)
Lockheed Martin, strike price $480, expiration date 1/20/23, notional amount $(3,024,000)	(63)	$ (88,200)
Mastercard, strike price $360, expiration date 2/17/23, notional amount $(4,248,000)	(118)	(130,685)
Medtronic, strike price $80, expiration date 1/20/23, notional amount $(3,152,000)	(394)	(37,036)
Microsoft, strike price $270, expiration date 2/17/23, notional amount $(8,208,000)	(304)	(70,376)
NextEra Energy, strike price $90, expiration date 2/17/23, notional amount $(4,347,000)	(483)	(55,545)
Philip Morris International, strike price $102, expiration date 1/27/23, notional amount $(2,539,800)	(249)	(47,310)
Raytheon Technologies, strike price $97, expiration date 1/27/23, notional amount $(2,415,300)	(249)	(136,327)
Southwest Airlines, strike price $40, expiration date 1/20/23, notional amount $(2,484,000)	(621)	(2,795)
Tesla, strike price $200, expiration date 2/17/23, notional amount $(1,980,000)	(99)	(9,752)
Texas Instruments, strike price $175, expiration date 2/17/ 23, notional amount $(4,252,500)	(243)	(92,947)
TJX, strike price $77.5, expiration date 1/20/23, notional amount $(2,007,250)	(259)	(87,413)

2    NQ-QCV [12/22] 2/23 (2742146)

(Unaudited)
	Number of contracts	Value (US $)
Options Written (continued)
Equity Call Options (continued)
Union Pacific, strike price $225, expiration date 1/20/23, notional amount $(2,992,500)	(133)	$ (4,323)
UnitedHealth Group, strike price $550, expiration date 1/20/23, notional amount $(4,895,000)	(89)	(40,495)
Verizon Communications, strike price $38, expiration date 2/17/23, notional amount $(1,257,800)	(331)	(66,862)
Total Options Written (premium received $3,872,364)		(2,299,178)

Liabilities Net of Receivables and Other Assets—(0.25%)		(245,709)
Net Assets Applicable to 8,650,108 Shares Outstanding—100.00%		$97,478,611

♦	Narrow industries are utilized for compliance purposes for concentration whereas broad sectors are used for financial reporting.
~	All or portion of the security has been pledged as collateral for outstanding options written.
†	Non-income producing security.

NQ-QCV [12/22] 2/23 (2742146)    3